Investment Strategy - KraneShares Emerging Markets Consumer Technology Index ETF	May 29, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]

Under normal circumstances, the Fund invests at least 80% of its net assets (plus borrowings for investment purposes) in the publicly-traded or privately offered securities of emerging market internet and technology companies and other instruments that have economic characteristics similar to such securities. In the case of publicly-traded securities, the Fund’s investment adviser, Krane Funds Advisors, LLC (“Krane” or “Adviser”) determines whether a company is an emerging market internet and technology company based on whether it is eligible for inclusion in the Solactive Emerging Markets Internet and Technology Index (“Underlying Index”). The Underlying Index classifies an issuer as from an emerging market if it primarily derives revenue from one or more of the following countries:

Argentina, Brazil, Chile, China, Colombia, Cyprus, the Czech Republic, Egypt, Greece, Hungary, India, Indonesia, Mexico, Malaysia, Peru, the Philippines, Poland, Puerto Rico, Qatar, Russia, South Africa, South Korea, Taiwan, Thailand, Turkey and the United Arab Emirates, except stocks whose primary listing exchange is the Shanghai or the Shenzhen Stock Exchange and stocks or that are primarily traded over the counter are excluded.

The Underlying Index classifies an issuer as an internet and technology company if it is classified by the FactSet Revere Business Industry Classification system as in one of the following industries:

Administrative Software and Services, Business Intelligence Software, Colocation and Data Center Services, Communications Infrastructure Software, Consumer Content Providers, Customer Premises Network Security Equipment, Customer Relationship Management Software, Educational Software, Electronic Components Distributors, Electronic Transaction Processing/Clearinghouses, Enterprise Resource Planning Software, Food Delivery Services, Gaming Industries, General Carrier Edge and Access Equipment, General Communications Equipment, Handheld and Smart Phone Software, Handheld/Smart Phone Games Software, Information and News Content Providers and Sites, Internet Support Services, Internet Pharmacies and Drug Retail, Multi-Type Home and Office Software, Network Infrastructure Software, Online Game Websites and Software, Other Educational Services, Other Enterprise Management Software, Travel Agencies, Video Entertainment and Programming Providers, Web-Related Content Providers, or Internet Department Stores industries, or the Aerospace and Defense IT Services, Online Marketing and Advertising Support Services, Media Download and Streaming Digital Content Sites, Semiconductor Foundry Services, or Volatile Memory Semiconductors sub-industries; or by the FactSet Standard Classification system as being in the Internet Retail, Internet Software/Services, or Catalog/Specialty Distribution.

All securities that are from an emerging market and in one of the above industries are eligible for inclusion in the Underlying Index (the “Eligible Universe”). The Underlying Index is comprised of the equity securities of the 50 largest companies by market capitalization in the Eligible Universe and, at each quarterly reconstitution and rebalance date, weights constituents based on their market capitalization as follows:

Rank	Weight
1 to 10	3.5%
11 to 30	2.5%
31 to 50	0.75%

Under normal market conditions, the Fund invests primarily in the constituents of the Underlying Index or in instruments that have economic characteristics similar to those in the Underlying Index and, with respect to such investments, seeks to provide investment results that, before fees and expenses, track the performance of the Underlying Index. Although the Fund expects to replicate (or hold all components of) the Underlying Index, the Fund reserves the right to use representative sampling for the portion of the Fund that tracks the Underlying Index. “Representative sampling” is a strategy that involves investing in a representative sample of securities that collectively have an investment profile similar to the Underlying Index.

The Fund intends to invest approximately 10% of net assets in privately offered securities, as measured at the time of investment. Such privately offered securities will not be in the Underlying Index. In selecting securities of private companies, the Adviser looks for companies that are similar to companies in the Underlying Index that may be preparing for an initial public offering or are in earlier stages of development. The Fund may also invest in publicly-traded equity securities and depositary receipts not in the Underlying Index and derivative instruments (including swaps and futures), spot currencies and currency forwards (including for hedging), other investment companies (including exchange traded funds or “ETFs”) and cash or cash equivalents (including money market funds). Certain other investment companies in which the Fund may invest may be advised, sponsored or otherwise serviced by Krane and/or its affiliates.

The following China-related securities may be included in the portfolio:

●	China A-Shares, which are shares of companies incorporated in mainland China that are traded on the Chinese exchanges and denominated in domestic renminbi. China A-Shares are primarily purchased and sold in the domestic Chinese market. To the extent the Fund invests in China A-Shares, it expects to do so through the trading and clearing facilities of a participating exchange located outside of mainland China (“Stock Connect Programs”). A Qualified Foreign Investor (“QFI”) license may also be acquired to invest directly in China A-Shares.

●	China B-Shares, which are shares of companies listed on the Shanghai or Shenzhen Stock Exchange but quoted and traded in foreign currencies (such as Hong Kong Dollars or U.S. Dollars), which were primarily created for trading by foreign investors.

●	China N-Shares, which are shares of companies with business operations in mainland China and listed on an American stock exchange, such as NYSE or NASDAQ (“N-Shares”).

●	P-Chips, which are shares of private sector companies with a majority of their business operations in mainland China and controlling private Chinese shareholders, which are incorporated outside of mainland China and traded on the Hong Kong Stock Exchange in Hong Kong dollars.

●	Red Chips, which are shares of companies with a majority of their business operations in mainland China and controlled by the central, provincial or municipal governments of the PRC, whose shares are traded on the Hong Kong Stock Exchange in Hong Kong dollars.

●	S-Chips, which are shares of companies with business operations in mainland China and listed on the Singapore Exchange. S-Chip shares are issued by companies incorporated anywhere, but many are registered in Singapore, the British Virgin Islands, the Cayman Islands, or Bermuda.

As of March 31, 2026, the Underlying Index included 50 securities of companies with a market capitalization range of approximately $200 million to $1.42 trillion and an average market capitalization of approximately $72.7 billion. The Fund is non-diversified. To the extent the Underlying Index is concentrated in a particular industry, the Fund is expected to be concentrated in that industry. As of March 31, 2026, the largest markets represented in the Underlying Index were China, South Korea and Taiwan, and issuers in each of the Technology and Consumer Discretionary sectors, as determined by Industry Classification Benchmark, represented more than 25% of the Underlying Index.

The Fund may engage in securities lending.